Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 2500 Houston, TX 77046

713 626 1919 www.invesco.com
November 24, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Investment Securities Funds (Invesco Investment Securities Funds) CIK No. 0000842790
Ladies and Gentlemen:
On behalf of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, including Rule 488 thereunder, is the electronic version of the Fund’s Registration Statement on Form N-14 containing a proxy statement/prospectus to accomplish the following:
•	The title of the securities being registered are Class A, Class B, Class C, Class Y, Institutional Class shares of Invesco High Yield Fund; and

•	Class A, Class B, Class C, Class R, Class Y, and Institutional Class shares of Invesco Van Kampen Corporate Bond Fund.
Please send copies of all correspondence with respect to the Form N-14 to my attention or contact me at 404.439.3428.
Very truly yours,
/s/ Laurie Simpson

Laurie Simpson
Counsel